Audit fees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Audit Fees [Abstract]
Financial Statement audit fees	$ 3,509	$ 3,335	$ 2,876
Other fees, including tax services	882	279	462
Total fees	$ 4,391	$ 3,614	$ 3,338